Going Concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Going Concern
Net loss	$ (4,381)	$ (12,354)	$ (17,590)
Working capital	(8,378)	(22,625)
Accumulated deficit	$ (190,541)	$ (186,135)	$ (174,164)	$ (158,003)